Other Receivables (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Other Receivables, Net, Current [Abstract]
Summary of other Receivables

	September 30,	December 31,
	2013	2012
Deposits to supermarkets	$223,514	$79,419
Loan receivables	326	-
Travel advances to employees	48,505	22,648
Others	12,934	3,361
	285,279	105,428
Less: allowance for doubtful accounts	(21,448)	(11,457)
	$263,831	$93,971

	December 31,
	2012	2011
Deposits to supermarkets	$79,419	$950,188
Loan receivables	-	70,809
Travel advances to employees	22,648	6,515
Others	3,361	36,042
	105,428	1,063,554
Less: allowance for doubtful accounts	(11,457)	(9,940)
	$93,971	$1,053,614